Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	$ 55	$ 63
Derivative Liability, Fair Value	(1)	(1)
Other Current Assets [Member] | Currency Forward Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	42	57
Other Current Assets [Member] | Currency Option Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Asset, Fair Value	17	1
Accrued Liabilities [Member] | Currency Forward Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Liability, Fair Value	6	77
Accrued Liabilities [Member] | Currency Option Contracts [Member] | Designated as Hedging Instrument [Member]
Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets
Derivative Liability, Fair Value	$ 1	$ 1